Loss per share - Additional Information (Details) - Class C Shares	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Earnings per share [line items]
Potentially dilutive effects of all instruments on weighted average number of shares	14,415,106	12,382,039	9,906,014
Potentially dilutive effects of share options on weighted average number of shares	14,150,408	12,143,744	9,698,744
Potentially dilutive effects of convertible instruments on weighted average number of shares	264,698	238,295	207,270
Share split	3	3	3